7. Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 24,815	$ 22,000	$ 51,167	$ 66,585
Sublease income			$ 8,800